Warrants (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 10, 2014	Sep. 09, 2014	Aug. 25, 2014	May 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	May 11, 2015	Sep. 24, 2014	Sep. 08, 2014	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding					7,632,128		2,002,718	1,212,718				772,717
Exercise price of warrants					$ 0.65		$ 3.50	$ 3.90				$ 4.10
Proceeds from warrant					$ 352,000
Cost to induce exercise of warrants	$ 21,218							$ (961,767)
Derivative liability					663,810		401,127	$ 1,406,596	$ 1,694,651	$ 961,767
Stock-based compensation expense					129,749	$ 93,468
Aggregate intrinsic value of all outstanding and exercisable warrants					$ 5,350,263		$ 0
Warrants issued					7,950,000		1,290,000	807,648
Fair value of warrants vesting							$ 614,846
Common stock issuable							99,970
Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants			440,000
Exercise price of warrants			$ 3.00
Warrant expiration period			10 years
Stock-based compensation expense							182,072	$ 432,772
Unamortized cost of outstanding warrants							$ 91,036
Employment Contracts [Member] | Share Based Compensation Award Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants			80,000
Stock-based compensation expense								201,680
Employment Contracts [Member] | Share Based Compensation Award Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants			200,000
Fair value of warrants vesting			$ 504,204
Employment Contracts [Member] | Share Based Compensation Award Tranche Two [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant expiration period			1 year
Employment Contracts [Member] | Share Based Compensation Award Tranche Two [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant expiration period			3 years
Employment Contracts [Member] | Share Based Compensation Award Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants			160,000
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants				500,000
Exercise price of warrants				$ 4.50
Warrant expiration period				5 years
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants				500,000
Exercise price of warrants				$ 3.50
Warrant expiration period				9 months
Series C Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants				250,000
Exercise price of warrants				$ 4.00
Warrant expiration period				1 year
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants				40,000
Exercise price of warrants				$ 3.75
Warrant expiration period				5 years
Minumum exercise price for automatic reset provision				$ 2.00
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Derivative liability				$ 401,127
Early Exercise Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants		367,647
Warrants outstanding		367,647
Exercise price of warrants		$ 4.00									$ 4.20
Proceeds from warrant		$ 1,470,589
Cost to induce exercise of warrants								$ 21,218
Replacement Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants								367,647
Exercise price of warrants								$ 4.50
Cost to induce exercise of warrants								$ 940,549
Warrant expiration period								5 years
Minumum exercise price for automatic reset provision								$ 2.00